Document and Entity Information	0 Months Ended
Apr. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 02, 2015
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Apr. 02, 2015
Document Effective Date	Apr. 02, 2015
Prospectus Date	Sep. 26, 2014
Infinity Q Diversified Alpha Fund | Class A
Risk/Return:
Trading Symbol	IQDAX
Infinity Q Diversified Alpha Fund | Class I
Risk/Return:
Trading Symbol	IQDNX